LOANS	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 5 - LOANS

Loans consist of the following:

	Years Ended December 31,
	2012	2011

Commercial real estate	$419,667,312	$370,383,885
Residential first mortgages	177,663,354	164,543,309
Construction and land development	31,818,782	36,744,865
Home equity and second mortgage	21,982,375	24,138,324
Commercial loans	88,157,606	101,968,056
Consumer loans	995,206	1,000,983
Commercial equipment	16,267,684	19,760,753
	756,552,319	718,540,175
Less:
Deferred loan fees	664,610	796,359
Allowance for loan loss	8,246,957	7,655,041
	8,911,567	8,451,400

	$747,640,752	$710,088,775

At December 31, 2012, the Bank’s allowance for loan losses totaled $8,246,957 or 1.09% of loan balances as compared to $7,655,041 or 1.07% of loan balances, at December 31, 2011. Management’s determination of the adequacy of the allowance is based on a periodic evaluation of the portfolio with consideration given to the overall loss experience, current economic conditions, size, growth and composition of the loan portfolio, financial condition of the borrowers and other relevant factors that, in management’s judgment, warrant recognition in providing an adequate allowance.

At December 31, 2012 and 2011, gross loans included $1,454,757 and $2,356,196, respectively, from the sale of OREO properties that the Bank financed during 2011 that did not qualify for full accrual sales treatment under ASC Topic 360-20-40 “Property Plant and Equipment – Derecognition”. The Bank utilized the cost recovery method and deferred gain balances for these transactions were $225,000 and $410,268 at December 31, 2012 and 2011, respectively.

Risk Characteristics of Portfolio Segments

The Company manages its credit products and exposure to credit losses (credit risk) by the following specific portfolio segments (classes), which are levels at which the Company develops and documents its allowance for loan loss methodology. These segments are:

Commercial Real Estate (“CRE”)

Commercial and other real estate projects include office buildings, retail locations, churches, other special purpose buildings and commercial construction. Commercial construction balances were below 5% of the CRE portfolio at December 31, 2012 and 2011, respectively. The Bank offers both fixed-rate and adjustable-rate loans under these product lines. The primary security on a commercial real estate loan is the real property and the leases that produce income for the real property. The Bank generally limits its exposure to a single borrower to 15% of the Bank’s capital. Loans secured by commercial real estate are generally limited to 80% of the lower of the appraised value or sales price at origination and have an initial contractual loan payment period ranging from three to 20 years.

Loans secured by commercial real estate are larger and involve greater risks than one-to-four family residential mortgage loans. Because payments on loans secured by such properties are often dependent on the successful operation or management of the properties, repayment of such loans may be subject to a greater extent to adverse conditions in the real estate market or the economy.

Residential First Mortgages

Residential first mortgage loans made by the Bank are generally long term loans, amortized on a monthly basis, with principal and interest due each month. The initial contractual loan payment period for residential loans typically ranges from ten to 30 years. The Bank’s experience indicates that real estate loans remain outstanding for significantly shorter time periods than their contractual terms. Borrowers may refinance or prepay loans at their option, without penalty. The Bank originates both fixed-rate and adjustable-rate residential first mortgages.

The annual and lifetime limitations on interest rate adjustments may limit the increases in interest rates on these loans. There are also unquantifiable credit risks resulting from potential increased costs to the borrower as a result of repricing of adjustable-rate mortgage loans. During periods of rising interest rates, the risk of default on adjustable-rate mortgage loans may increase due to the upward adjustment of interest cost to the borrower.

Construction and Land Development

The Bank offers loans for the construction of one-to-four family dwellings. Generally, these loans are secured by the real estate under construction as well as by guarantees of the principals involved. In addition, the Bank offers loans to acquire and develop land, as well as loans on undeveloped, subdivided lots for home building by individuals.

A decline in demand for new housing might adversely affect the ability of borrowers to repay these loans. Construction and land development loans are inherently riskier than providing financing on owner-occupied real estate. The Bank’s risk of loss is affected by the accuracy of the initial estimate of the market value of the completed project as well as the accuracy of the cost estimates made to complete the project. In addition, the volatility of the real estate market has made it increasingly difficult to ensure that the valuation of land associated with these loans is accurate. During the construction phase, a number of factors could result in delays and cost overruns. If the estimate of construction costs proves to be inaccurate, the Bank may be required to advance funds beyond the amount originally committed to permit completion of the development. If the estimate of value proves to be inaccurate, a project’s value might be insufficient to assure full repayment. As a result of these factors, construction lending often involves the disbursement of substantial funds with repayment dependent, in part, on the success of the project rather than the ability of the borrower or guarantor to repay principal and interest. If the Bank forecloses on a project, there can be no assurance that the Bank will be able to recover all of the unpaid balance of, and accrued interest on, the loan as well as related foreclosure and holding costs.

Home Equity and Second Mortgage Loans

The Bank maintains a portfolio of home equity and second mortgage loans. These products contain a higher risk of default than residential first mortgages as in the event of foreclosure, the first mortgage would need to be paid off prior to collection of the second mortgage. This risk has been heightened as the market value of residential property has declined.

Commercial Loans

The Bank offers commercial loans to its business customers. The Bank offers a variety of commercial loan products including term loans and lines of credit. Such loans are generally made for terms of five years or less. The Bank offers both fixed-rate and adjustable-rate loans under these product lines. When making commercial business loans, the Bank considers the financial condition of the borrower, the borrower’s payment history of both corporate and personal debt, the projected cash flows of the business, the viability of the industry in which the consumer operates, the value of the collateral, and the borrower’s ability to service the debt from income. These loans are primarily secured by equipment, real property, accounts receivable, or other security as determined by the Bank.

Commercial loans are made on the basis of the borrower’s ability to make repayment from the cash flows of the borrower’s business. As a result, the availability of funds for the repayment of commercial loans may depend substantially on the success of the business itself.

Consumer Loans

The Bank has developed a number of programs to serve the needs of its customers with primary emphasis upon loans secured by automobiles, boats, recreational vehicles and trucks. The Bank also makes home improvement loans and offers both secured and unsecured personal lines of credit. Consumer loans entail greater risk from other loan types due to being secured by rapidly depreciating assets or the reliance on the borrower’s continuing financial stability.

Commercial Equipment Loans

These loans consist primarily of fixed-rate, short-term loans collateralized by a commercial customer’s equipment. When making commercial equipment loans, the Bank considers the same factors it considers when underwriting a commercial business loan. Commercial loans are of higher risk and typically are made on the basis of the borrower’s ability to make repayment from the cash flow of the borrower’s business. As a result, the availability of funds for the repayment of commercial loans may depend substantially on the success of the business itself. In the case of business failure, collateral would need to be liquidated to provide repayment for the loan. In many cases, the highly specialized nature of collateral equipment would make full recovery from the sale of collateral problematic.

Related Party Loans

Included in loans receivable at December 31, 2012 and 2011 were $6,986,756 and $6,475,004, respectively, for loans made to executive officers and directors of the Bank. These loans were made in the ordinary course of business at substantially the same terms and conditions as those prevailing at the time for comparable transactions with persons not affiliated with the Bank and are not considered to involve more than the normal risk of collectability. For the years ended December 31, 2012 and 2011, all loans to directors and executive officers of the Bank performed according to original loan terms.

Activity in loans outstanding to executive officers and directors for the years ended December 31, 2012 and 2011 are summarized as follows:

	2012	2011
Balance, beginning of year	$6,475,004	$6,250,097
New loans made during year	842,052	815,681
Repayments made during year	(330,300)	(590,774)
Balance, end of year	$6,986,756	$6,475,004

Allowance for Loan Losses

The following table details activity in the allowance for loan losses and year-end loan receivable balances for the years ended December 31, 2012 and 2011. An allocation of the allowance to one category of loans does not prevent the Company’s ability to utilize the allowance to absorb losses in a different category. The loan receivables are disaggregated on the basis of the Company’s impairment methodology.

	Commercial Real Estate	Residential First Mortgage	Construction and Land Development	Home Equity and Second Mtg.	Commercial Loans	Consumer Loans	Commercial Equipment	Total
At and For the Year Ended December 31, 2012

Allowance for loan losses:
Balance at January 1,	$2,525,199	$539,205	$354,385	$143,543	$3,850,294	$19,119	$223,296	$7,655,041
Charge-offs	(486,431)	(10,987)	(140,835)	(210,753)	(1,003,824)	(4,994)	(168,802)	(2,026,626)
Recoveries	-	37,524	-	-	51,350	987	-	89,861
Provisions	2,051,066	517,486	319,880	347,029	(948,796)	4,229	237,787	2,528,681
Balance at December 31,	$4,089,834	$1,083,228	$533,430	$279,819	$1,949,024	$19,341	$292,281	$8,246,957
Ending balance: individually evaluated for impairment	$785,878	$403,475	$-	$-	$353,883	$-	$4,421	$1,547,657
Ending balance: collectively evaluated for impairment	$3,303,956	$679,753	$533,430	$279,819	$1,595,141	$19,341	$287,860	$6,699,300
Loan receivables:
Ending balance	$419,667,312	$177,663,354	$31,818,782	$21,982,375	$88,157,606	$995,206	$16,267,684	$756,552,319
Ending balance: individually evaluated for impairment	$21,618,890	$3,367,827	$4,877,868	$291,000	$8,778,681	$51,748	$4,421	$38,990,435
Ending balance: collectively evaluated for impairment	$398,048,422	$174,295,527	$26,940,914	$21,691,375	$79,378,925	$943,458	$16,263,263	$717,561,884

	Commercial Real Estate	Residential First Mortgage	Construction and Land Development	Home Equity and Second Mtg.	Commercial Loans	Consumer Loans	Commercial Equipment	Total
At and For the Year Ended December 31, 2011

Allowance for loan losses:
Balance at January 1,	$3,313,983	$204,073	$1,266,625	$97,519	$2,552,039	$32,209	$202,699	$7,669,147
Charge-offs	(1,249,038)	(49,002)	(213,007)	-	(2,441,076)	(3,000)	(150,005)	(4,105,128)
Recoveries	-	967	-	-	1,936	968	-	3,871
Provisions	460,254	383,167	(699,233)	46,024	3,737,395	(11,058)	170,602	4,087,151
Balance at December 31,	$2,525,199	$539,205	$354,385	$143,543	$3,850,294	$19,119	$223,296	$7,655,041
Ending balance: individually evaluated for impairment	$423,093	$113,000	$100,000	$42,340	$1,318,502	$-	$-	$1,996,935
Ending balance: collectively evaluated for impairment	$2,102,106	$426,205	$254,385	$101,203	$2,531,792	$19,119	$223,296	$5,658,106
Loan receivables:
Ending balance	$370,383,885	$164,543,309	$36,744,865	$24,138,324	$101,968,056	$1,000,983	$19,760,753	$718,540,175
Ending balance: individually evaluated for impairment	$31,166,090	$5,849,538	$9,057,433	$492,319	$23,896,287	$82,036	$371,936	$70,915,639
Ending balance: collectively evaluated for impairment	$339,217,795	$158,693,771	$27,687,432	$23,646,005	$78,071,769	$918,947	$19,388,817	$647,624,536

Non-accrual and Past Due Loans

Non-accrual loans as of December 31, 2012 and 2011 were as follows:

	December 31, 2012						December 31, 2011
	90 or Greater Days Delinquent	Number of Loans	Nonacccrual Performing Loans	Number of Loans	Total Dollars	Total Number of Loans	90 or Greater Days Delinquent	Number of Loans

Commercial real estate	$1,527,844	7	$3,802,947	2	$5,330,791	9	$2,866,539	11
Residential first mortgages	3,169,404	10	569,693	3	3,739,097	13	2,438,771	7
Construction and land development	-	-	-	-	-	-	1,413,550	2
Home equity and second mortgage	71,296	2	-	-	71,296	2	291,285	7
Commercial loans	3,732,090	11	-	-	3,732,090	11	2,263,916	4
Consumer loans	-	-	51,748	1	51,748	1	500	1
Commercial equipment	216,383	4	-	-	216,383	4	236,056	3
	$8,717,017	34	$4,424,388	6	$13,141,405	40	$9,510,617	35

The Bank categorized six performing loans totaling $4,424,388 as non-accrual loans at December 31, 2012. These six loans represent one well-secured commercial relationship with no specific reserves in the allowance due to the Bank's superior credit position with underlying collateral. It is management’s belief that there is no current risk of loss to the Bank for this relationship. These loans were classified as non-accrual loans due to the customers operating results. In accordance with the Company’s policy, interest income is recognized on a cash-basis for these loans. There were no performing non-accrual loans at December 31, 2011.

Non-accrual loans on which the recognition of interest has been discontinued, which did not have a specific allowance for impairment, amounted to $11,371,542 and $4,193,893 at December 31, 2012 and 2011, respectively. Interest due but not recognized on these balances at December 31, 2012 and 2011 was $443,856 and $172,399, respectively. Non-accrual loans with a specific allowance for impairment on which the recognition of interest has been discontinued amounted to $1,769,863 and $5,316,724 at December 31, 2012 and 2011, respectively. Interest due not recognized on these balances at December 31, 2012 and 2011 was $182,106 and $242,705, respectively. An analysis of past due loans as of December 31, 2012 and 2011 is as follows:

December 31, 2012	Current	31-60 Days	61-89 Days	90 or Greater Days	Total Past Due	Total Loan Receivables

Commercial real estate	$416,721,658	$-	$1,417,810	$1,527,844	$2,945,654	$419,667,312
Residential first mortgages	173,593,886	97,307	802,757	3,169,404	4,069,468	177,663,354
Construction and land dev.	31,818,782	-	-	-	-	31,818,782
Home equity and second mtg.	21,499,018	350,715	61,346	71,296	483,357	21,982,375
Commercial loans	84,384,426	-	41,090	3,732,090	3,773,180	88,157,606
Consumer loans	983,094	9,363	2,749	-	12,112	995,206
Commercial equipment	15,659,007	371,921	20,373	216,383	608,677	16,267,684
Total	$744,659,871	$829,306	$2,346,125	$8,717,017	$11,892,448	$756,552,319

December 31, 2011	Current	31-60 Days	61-89 Days	90 or Greater Days	Total Past Due	Total Loan Receivables

Commercial real estate	$367,415,647	$101,699	$-	$2,866,539	$2,968,238	$370,383,885
Residential first mortgages	160,785,337	1,319,201	-	2,438,771	3,757,972	164,543,309
Construction and land dev.	35,331,315	-	-	1,413,550	1,413,550	36,744,865
Home equity and second mtg.	23,618,693	228,346	-	291,285	519,631	24,138,324
Commercial loans	95,961,076	49,781	3,693,283	2,263,916	6,006,980	101,968,056
Consumer loans	991,838	8,645	-	500	9,145	1,000,983
Commercial equipment	19,450,929	24,869	48,899	236,056	309,824	19,760,753
Total	$703,554,835	$1,732,541	$3,742,182	$9,510,617	$14,985,340	$718,540,175

There were no accruing loans 90 days or greater past due at December 31, 2012 or 2011.

Credit Quality Indicators

A risk grading scale is used to assign grades to commercial real estate, construction and land development, commercial loans and commercial equipment loans. Loans are graded at inception, annually thereafter when financial statements are received and at other times when there is an indication that a credit may have weakened or improved. Only commercial loan relationships with an aggregate exposure to the Bank of $750,000 or greater are subject to being risk rated.

Residential first mortgages, home equity and second mortgages and consumer loans are evaluated for creditworthiness in underwriting and are monitored based on borrower payment history. These loans are classified as unrated unless they are part of a larger commercial relationship that requires grading or are troubled debt restructures or nonperforming loans with an Other Assets Especially Mentioned (“OAEM”) or higher risk rating due to a delinquent payment history.

Management regularly reviews credit quality indicators as part of its individual loan reviews and on a monthly and quarterly basis. The overall quality of the Bank’s loan portfolio is assessed using the Bank’s risk grading scale, net charge-offs, nonperforming loans, delinquencies, performance of troubled debt restructured loans and the general economic conditions in the Company’s geographical market. This review process is assisted by frequent internal reporting of loan production, loan quality, concentrations of credit, loan delinquencies and nonperforming and potential problem loans. Credit quality indicators and allowance factors are adjusted based on management’s judgment during the monthly and quarterly review process.

Loans subject to risk ratings are graded on a scale of one to 10. The Company considers loans classified substandard, doubtful and loss as classified assets for regulatory and financial reporting.

Ratings 1 thru 6 - Pass

Ratings 1 thru 6 have asset risks ranging from excellent low risk to adequate. The specific rating assigned considers customer history of earnings, cash flows, liquidity, leverage, capitalization, consistency of debt service coverage, the nature and extent of customer relationship and other relevant specific business factors such as the stability of the industry or market area, changes to management, litigation or unexpected events that could have an impact on risks.

Rating 7 - OAEM (Other Assets Especially Mentioned) – Special Mention

These credits, while protected by the financial strength of the borrowers, guarantors or collateral, have reduced quality due to economic conditions, less than adequate earnings performance or other factors which require the lending officer to direct more than normal attention to the credit. Financing alternatives may be limited and/or command higher risk interest rates. OAEM loans are the first adversely classified assets on our watch list. These relationships will be reviewed at least quarterly.

Rating 8 - Substandard

Substandard assets are assets that are inadequately protected by the sound worth or paying capacity of the borrower or of the collateral pledged. These assets have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the possibility that the Bank will sustain some loss if the deficiencies are not corrected. Loss potential, while existing in the aggregate amount of substandard assets, does not have to exist in individual assets classified substandard. The loans may have a delinquent history or combination of weak collateral, weak guarantor strength or operating losses. When a loan is assigned to this category the Bank may estimate a specific reserve in the loan loss allowance analysis. These assets listed may include assets with histories of repossessions or some that are non-performing bankruptcies. These relationships will be reviewed at least quarterly.

Rating 9 - Doubtful

Doubtful assets have many of the same characteristics of Substandard with the exception that the Bank has determined that loss is not only possible but is probable and the risk is close to certain that loss will occur. When a loan is assigned to this category the Bank will identify the probable loss and it will receive a specific reserve in the loan loss allowance analysis. These relationships will be reviewed at least quarterly.

Rating 10 - Loss

Once an asset is identified as a definite loss to the Bank, it will receive the classification of “loss”. There may be some future potential recovery; however it is more practical to write off the loan at the time of classification. Losses will be taken in the period in which they are determined to be uncollectable.

Credit quality indicators as of December 31, 2012 and 2011 were as follows:

Credit Risk Profile by Internally Assigned Grade

	Commercial Real Estate		Construction and Land Dev.
	2012	2011	2012	2011

Unrated	$59,930,126	$1,003,553	$4,330,321	$-
Pass	329,882,941	338,952,446	19,752,749	27,687,432
Special mention	4,880,758	-	-	-
Substandard	24,973,487	30,391,213	7,735,712	9,057,433
Doubtful	-	-	-	-
Loss	-	36,673	-	-
Total	$419,667,312	$370,383,885	$31,818,782	$36,744,865

	Commercial Loans		Commercial Equipment
	2012	2011	2012	2011

Unrated	$11,627,726	$586,124	$5,082,713	$391,786
Pass	64,436,809	78,183,487	11,180,550	19,209,380
Special mention	-	-	-	-
Substandard	12,093,071	23,198,445	4,421	159,587
Doubtful	-	-	-	-
Loss	-	-	-	-
Total	$88,157,606	$101,968,056	$16,267,684	$19,760,753

Credit Risk Profile Based on Payment Activity

	Residential First Mortgages		Home Equity and Second Mtg.		Consumer Loans
	2012	2011	2012	2011	2012	2011

Performing	$174,493,950	$162,104,538	$21,911,079	$23,847,039	$995,206	$1,000,483
Nonperforming	3,169,404	2,438,771	71,296	291,285	-	500
Total	$177,663,354	$164,543,309	$21,982,375	$24,138,324	$995,206	$1,000,983

Impaired Loans and Troubled Debt Restructures (“TDRs”)

Impaired loans, including TDRs, at December 31, 2012 and 2011 were as follows:

December 31, 2012	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized

Commercial real estate	$21,618,890	$18,804,478	$2,814,412	$21,618,890	$785,878	$22,501,842	$1,119,715
Residential first mortgages	3,367,827	2,362,062	1,005,765	3,367,827	403,475	3,388,867	157,595
Construction and land dev.	4,877,868	4,877,868	-	4,877,868	-	4,792,982	276,260
Home equity and second mtg.	291,000	291,000	-	291,000	-	221,000	6,783
Commercial loans	8,778,681	8,330,442	448,238	8,778,681	353,883	9,153,074	284,095
Consumer loans	51,748	51,748	-	51,748	-	64,459	5,284
Commercial equipment	4,421	-	4,421	4,421	4,421	5,112	318
Total	$38,990,435	$34,717,598	$4,272,836	$38,990,435	$1,547,657	$40,127,336	$1,850,050

December 31, 2011	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized

Commercial real estate	$8,405,656	$6,404,447	$1,593,560	$7,998,006	$423,093	$6,880,651	$375,203
Residential first mortgages	618,206	-	618,206	618,206	113,000	618,835	10,294
Construction and land dev.	3,130,466	1,716,915	1,413,550	3,130,466	100,000	3,193,938	84,107
Home equity and second mtg.	42,340	-	42,340	42,340	42,340	42,340	-
Commercial loans	8,798,072	2,369,329	6,428,743	8,798,072	1,318,502	9,188,371	314,216
Commercial equipment	129,876	129,876	-	129,876	-	147,035	8,905
Total	$21,124,616	$10,620,567	$10,096,399	$20,716,966	$1,996,935	$20,071,170	$792,725

At December 31, 2012 and 2011, impaired loans totaled $38,990,435 and $20,716,966, respectively. Impaired loans had specific allocations within the allowance for loan losses or have been reduced by charge-offs to recoverable values. Allocations of the allowance for loan losses relative to impaired loans at December 31, 2012 and 2011 were $1,547,657 and $1,996,935, respectively.

TDRs, included in the impaired loan schedule above, as of December 31, 2012 and 2011 were as follows:

	Years Ended December 31,
	2012		2011
	Dollars	Number of Loans	Dollars	Number of Loans

Commercial real estate	$3,097,214	7	$7,696,921	10
Residential first mortgages	1,418,229	3	-	-
Construction and land development	-	-	1,716,915	1
Commercial loans	-	-	2,369,329	3
Commercial equipment	-	-	129,876	1
	$4,515,443	10	$11,913,041	15

At December 31, 2012, 100% of TDRs were performing according to the terms of their restructured agreements compared to $11,113,326 or 93.3% as of December 31, 2011. Interest income in the amount of $220,326 and $524,397 was recognized on these loans for the years ended December 31, 2012 and 2011, respectively. There were no specific reserves in the allowance for loan losses relative to TDR loans at December 31, 2012 compared to $300,000 at December 31, 2011.

During the year ended December 31, 2012, the Bank entered into TDRs for eight commercial real estate loans totaling $3,212,894 and three residential first mortgages totaling $1,419,657.

For the year ended December 31, 2012, two commercial real estate TDR loans were charged-off in the amount of $415,995. One of the two charged-off commercial real estate loans was transferred to OREO with a balance of $382,500. For the year ended December 31, 2011, TDR loans charged-off or transferred to OREO were $187,891. TDRs charged-off were for two commercial equipment loans totaling $76,592 and one TDR was transferred to OREO for a commercial loan of $111,299.